Convertible Note Payable to Related Party - Schedule of Convertible Notes Payable to Related Party (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Convertible notes payable		$ 194,444
Less debt discount		(1,555,556)
YA II PN, Ltd. [Member]
Convertible notes payable		1,750,000
Less debt discount		(1,555,556)
Convertible note payable, net		$ 194,444